Indebtedness (Tables)	12 Months Ended
Dec. 30, 2012
Indebtedness [Abstract]
Schedule of Principal Payments of Outstanding Debt	As of December 30, 2012, scheduled principal payments of outstanding debt are as follows:

2013	6,648
2014	1,167,450

$1,174,098
Less: Short-Term Debt	6,648

Long-Term Debt	$1,167,450